Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

4.Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the followings:

	As of December 31,
	2020	2021
	US$	US$
Value added tax recoverable	5,498,400	5,294,393
Other receivables	3,875,800	2,790,875
Advance to suppliers	882,793	1,368,850
Others	1,816,233	1,410,162
Prepaid expenses and other current assets	12,073,226	10,864,280